Shareholder Report, Average Annual Return (Details)		12 Months Ended		32 Months Ended	44 Months Ended	56 Months Ended	60 Months Ended	80 Months Ended	107 Months Ended	118 Months Ended	120 Months Ended
	Nov. 28, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2024
C000148908
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Sterling Capital Behavioral International Equity Fund - A
Average Annual Return, Percent		14.88%					4.63%			3.31%
C000148909
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral International Equity Fund - C
C000199535
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral International Equity Fund - R6
C000148910
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral International Equity Fund - I
C000009820
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - A
Average Annual Return, Percent		23.91%					10.21%				8.26%
C000009822
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - C
C000009819
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - I
C000199529
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Large Cap Value Equity Fund - R6
C000084353
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - A
Average Annual Return, Percent		20.80%					9.93%				7.65%
C000084355
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - C
C000199534
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - R6
C000034900
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Behavioral Small Cap Value Equity Fund - I
C000009884
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - A
Average Annual Return, Percent		16.71%					10.62%				10.20%
C000009886
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - C
C000199533
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - R6
C000009883
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Equity Income Fund - I
C000009891
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Intermediate U.S. Government Fund - A
Average Annual Return, Percent		7.52%					(0.15%)				0.74%
C000009893
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Intermediate U.S. Government Fund - C
C000009890
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Intermediate U.S. Government Fund - I
C000123268
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - A
Average Annual Return, Percent		15.96%					(1.47%)				0.94%
C000123269
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - C
C000234127
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - R6
C000123270
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Long Duration Corporate Bond Fund - I
C000156996
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - A
Average Annual Return, Percent		16.94%					7.98%		8.45%
C000156997
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - C
C000156998
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Cap Relative Value Fund - I
C000009832
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Value Fund - A
Average Annual Return, Percent		13.02%					7.40%				6.73%
C000009834
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Value Fund - C
C000199530
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Value Fund - R6
C000009831
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Mid Value Fund - I
C000009838
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital North Carolina Intermediate Tax-Free Fund - A
Average Annual Return, Percent		4.97%					0.03%				1.14%
C000112495
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital North Carolina Intermediate Tax-Free Fund - C
C000009837
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital North Carolina Intermediate Tax-Free Fund - I
C000123271
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Quality Income Fund - A
Average Annual Return, Percent		8.62%					0.11%				1.56%
C000123272
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Quality Income Fund - C
C000123273
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Quality Income Fund - I
C000156999
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - A
Average Annual Return, Percent		25.18%					4.12%		6.94%
C000157000
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - C
C000217819
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - R6
C000157001
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Real Estate Fund - I
C000009858
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - A
Average Annual Return, Percent		5.77%					1.76%				1.72%
C000112497
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - C
C000225245
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - R6
C000009857
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Short Duration Bond Fund - I
C000157002
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - A
Average Annual Return, Percent		21.13%					9.72%		9.16%
C000157003
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - C
C000217820
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - R6
C000157004
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Small Cap Value Fund - I
C000009852
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital South Carolina Intermediate Tax-Free Fund - A
Average Annual Return, Percent		4.92%					0.26%				1.22%
C000112496
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital South Carolina Intermediate Tax-Free Fund - C
C000009851
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital South Carolina Intermediate Tax-Free Fund - I
C000009844
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - A
Average Annual Return, Percent		19.75%					10.65%				9.89%
C000009846
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - C
C000199531
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - R6
C000009843
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Special Opportunities Fund - I
C000009864
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - A
Average Annual Return, Percent		9.45%					0.16%				1.79%
C000009866
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - C
C000199532
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - R6
C000009863
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Total Return Bond Fund - I
C000119973
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Sterling Capital Ultra Short Bond Fund - A
C000119975
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Sterling Capital Ultra Short Bond Fund - I
C000009872
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Virginia Intermediate Tax-Free Fund - A
Average Annual Return, Percent		4.77%					(0.03%)				1.07%
C000112498
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Virginia Intermediate Tax-Free Fund - C
C000009871
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital Virginia Intermediate Tax-Free Fund - I
C000009874
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital West Virginia Intermediate Tax-Free Fund - A
Average Annual Return, Percent		5.32%					0.41%				1.38%
C000112499
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital West Virginia Intermediate Tax-Free Fund - C
C000009873
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Sterling Capital West Virginia Intermediate Tax-Free Fund - I
Without Sales Load [Member] | C000148908
Average Annual Return [Line Items]
Average Annual Return, Percent		21.92%					5.88%			3.93%
Without Sales Load [Member] | C000148909
Average Annual Return [Line Items]
Average Annual Return, Percent		21.06%					5.10%			3.16%
Without Sales Load [Member] | C000199535
Average Annual Return [Line Items]
Average Annual Return, Percent		22.37%					6.20%	1.72%
Without Sales Load [Member] | C000148910
Average Annual Return [Line Items]
Average Annual Return, Percent		22.20%					6.14%			4.17%
Without Sales Load [Member] | C000009820
Average Annual Return [Line Items]
Average Annual Return, Percent		31.47%					11.52%				8.90%
Without Sales Load [Member] | C000009822
Average Annual Return [Line Items]
Average Annual Return, Percent		30.45%					10.69%				8.09%
Without Sales Load [Member] | C000009819
Average Annual Return [Line Items]
Average Annual Return, Percent		31.80%					11.79%				9.17%
Without Sales Load [Member] | C000199529
Average Annual Return [Line Items]
Average Annual Return, Percent		31.90%					11.89%	8.35%
Without Sales Load [Member] | C000084353
Average Annual Return [Line Items]
Average Annual Return, Percent		28.20%					11.24%				8.29%
Without Sales Load [Member] | C000084355
Average Annual Return [Line Items]
Average Annual Return, Percent		27.26%					10.43%				7.47%
Without Sales Load [Member] | C000199534
Average Annual Return [Line Items]
Average Annual Return, Percent		28.61%					11.59%	7.22%
Without Sales Load [Member] | C000034900
Average Annual Return [Line Items]
Average Annual Return, Percent		28.48%					11.52%				8.55%
Without Sales Load [Member] | C000009884
Average Annual Return [Line Items]
Average Annual Return, Percent		23.83%					11.94%				10.86%
Without Sales Load [Member] | C000009886
Average Annual Return [Line Items]
Average Annual Return, Percent		22.92%					11.11%				10.03%
Without Sales Load [Member] | C000199533
Average Annual Return [Line Items]
Average Annual Return, Percent		24.29%					12.33%	10.86%
Without Sales Load [Member] | C000009883
Average Annual Return [Line Items]
Average Annual Return, Percent		24.16%					12.23%				11.14%
Without Sales Load [Member] | C000009891
Average Annual Return [Line Items]
Average Annual Return, Percent		9.72%					0.25%				0.95%
Without Sales Load [Member] | C000009893
Average Annual Return [Line Items]
Average Annual Return, Percent		8.92%					(0.52%)				0.18%
Without Sales Load [Member] | C000009890
Average Annual Return [Line Items]
Average Annual Return, Percent		9.86%					0.48%				1.18%
Without Sales Load [Member] | C000123268
Average Annual Return [Line Items]
Average Annual Return, Percent		18.30%					(1.07%)				1.14%
Without Sales Load [Member] | C000123269
Average Annual Return [Line Items]
Average Annual Return, Percent		17.26%					(1.80%)				0.40%
Without Sales Load [Member] | C000234127
Average Annual Return [Line Items]
Average Annual Return, Percent		18.71%		(4.01%)
Without Sales Load [Member] | C000123270
Average Annual Return [Line Items]
Average Annual Return, Percent		18.43%					(0.85%)				1.38%
Without Sales Load [Member] | C000156996
Average Annual Return [Line Items]
Average Annual Return, Percent		24.07%					9.27%		9.17%
Without Sales Load [Member] | C000156997
Average Annual Return [Line Items]
Average Annual Return, Percent		23.29%					8.58%		8.43%
Without Sales Load [Member] | C000156998
Average Annual Return [Line Items]
Average Annual Return, Percent		24.40%					9.55%				8.36%
Without Sales Load [Member] | C000009832
Average Annual Return [Line Items]
Average Annual Return, Percent		19.90%					8.68%				7.36%
Without Sales Load [Member] | C000009834
Average Annual Return [Line Items]
Average Annual Return, Percent		18.96%					7.87%				6.56%
Without Sales Load [Member] | C000199530
Average Annual Return [Line Items]
Average Annual Return, Percent		20.22%					9.02%	5.67%
Without Sales Load [Member] | C000009831
Average Annual Return [Line Items]
Average Annual Return, Percent		20.17%					8.96%				7.64%
Without Sales Load [Member] | C000009838
Average Annual Return [Line Items]
Average Annual Return, Percent		7.13%					0.44%				1.34%
Without Sales Load [Member] | C000112495
Average Annual Return [Line Items]
Average Annual Return, Percent		6.33%					(0.32%)				0.57%
Without Sales Load [Member] | C000009837
Average Annual Return [Line Items]
Average Annual Return, Percent		7.39%					0.69%				1.59%
Without Sales Load [Member] | C000123271
Average Annual Return [Line Items]
Average Annual Return, Percent		10.77%					0.52%				1.77%
Without Sales Load [Member] | C000123272
Average Annual Return [Line Items]
Average Annual Return, Percent		10.04%					(0.15%)				1.05%
Without Sales Load [Member] | C000123273
Average Annual Return [Line Items]
Average Annual Return, Percent		11.04%					0.77%				2.02%
Without Sales Load [Member] | C000156999
Average Annual Return [Line Items]
Average Annual Return, Percent		32.80%					5.36%		7.65%
Without Sales Load [Member] | C000157000
Average Annual Return [Line Items]
Average Annual Return, Percent		31.81%					4.58%		6.86%
Without Sales Load [Member] | C000217819
Average Annual Return [Line Items]
Average Annual Return, Percent		33.25%				5.84%
Without Sales Load [Member] | C000157001
Average Annual Return [Line Items]
Average Annual Return, Percent		33.15%					5.63%				8.11%
Without Sales Load [Member] | C000009858
Average Annual Return [Line Items]
Average Annual Return, Percent		7.98%					2.18%				1.93%
Without Sales Load [Member] | C000112497
Average Annual Return [Line Items]
Average Annual Return, Percent		7.17%					1.44%				1.17%
Without Sales Load [Member] | C000225245
Average Annual Return [Line Items]
Average Annual Return, Percent		8.22%			2.08%
Without Sales Load [Member] | C000009857
Average Annual Return [Line Items]
Average Annual Return, Percent		8.24%					2.44%				2.18%
Without Sales Load [Member] | C000157002
Average Annual Return [Line Items]
Average Annual Return, Percent		28.51%					11.02%		9.89%
Without Sales Load [Member] | C000157003
Average Annual Return [Line Items]
Average Annual Return, Percent		27.56%					10.20%		9.07%
Without Sales Load [Member] | C000217820
Average Annual Return [Line Items]
Average Annual Return, Percent		29.00%				11.05%
Without Sales Load [Member] | C000157004
Average Annual Return [Line Items]
Average Annual Return, Percent		28.85%					11.30%				8.87%
Without Sales Load [Member] | C000009852
Average Annual Return [Line Items]
Average Annual Return, Percent		7.09%					0.66%				1.43%
Without Sales Load [Member] | C000112496
Average Annual Return [Line Items]
Average Annual Return, Percent		6.39%					(0.09%)				0.67%
Without Sales Load [Member] | C000009851
Average Annual Return [Line Items]
Average Annual Return, Percent		7.38%					0.91%				1.68%
Without Sales Load [Member] | C000009844
Average Annual Return [Line Items]
Average Annual Return, Percent		27.05%					11.96%				10.55%
Without Sales Load [Member] | C000009846
Average Annual Return [Line Items]
Average Annual Return, Percent		26.15%					11.13%				9.72%
Without Sales Load [Member] | C000199531
Average Annual Return [Line Items]
Average Annual Return, Percent		27.50%					12.34%	10.28%
Without Sales Load [Member] | C000009843
Average Annual Return [Line Items]
Average Annual Return, Percent		27.36%					12.24%				10.82%
Without Sales Load [Member] | C000009864
Average Annual Return [Line Items]
Average Annual Return, Percent		11.67%					0.56%				1.99%
Without Sales Load [Member] | C000009866
Average Annual Return [Line Items]
Average Annual Return, Percent		10.83%					(0.19%)				1.24%
Without Sales Load [Member] | C000199532
Average Annual Return [Line Items]
Average Annual Return, Percent		11.95%					0.89%	2.09%
Without Sales Load [Member] | C000009863
Average Annual Return [Line Items]
Average Annual Return, Percent		11.94%					0.81%				2.25%
Without Sales Load [Member] | C000119973
Average Annual Return [Line Items]
Average Annual Return, Percent		6.12%					2.51%				1.87%
Without Sales Load [Member] | C000119975
Average Annual Return [Line Items]
Average Annual Return, Percent		6.39%					2.74%				2.12%
Without Sales Load [Member] | C000009872
Average Annual Return [Line Items]
Average Annual Return, Percent		6.92%					0.37%				1.28%
Without Sales Load [Member] | C000112498
Average Annual Return [Line Items]
Average Annual Return, Percent		6.27%					(0.37%)				0.52%
Without Sales Load [Member] | C000009871
Average Annual Return [Line Items]
Average Annual Return, Percent		7.19%					0.63%				1.54%
Without Sales Load [Member] | C000009874
Average Annual Return [Line Items]
Average Annual Return, Percent		7.51%					0.82%				1.59%
Without Sales Load [Member] | C000112499
Average Annual Return [Line Items]
Average Annual Return, Percent		6.77%					0.12%				0.87%
Without Sales Load [Member] | C000009873
Average Annual Return [Line Items]
Average Annual Return, Percent		7.66%					1.08%				1.84%
Bloomberg Global Developed Markets ex North America Large-Mid (USD) NET TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Average Annual Return, Percent		24.89%					8.31%			5.85%
Bloomberg Global Developed Markets ex North America Large-Mid (USD) NET TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Average Annual Return, Percent		24.89%					8.31%			5.85%
Bloomberg Global Developed Markets ex North America Large-Mid (USD) NET TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Developed Markets ex N America Large & Mid Cap Index
Average Annual Return, Percent		24.89%					8.31%	4.94%
Bloomberg Global Developed Markets ex North America Large-Mid (USD) NET TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg Developed Markets ex N America Large & Mid Cap Index
Average Annual Return, Percent		24.89%					8.31%			5.85%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		27.76%					10.69%				9.23%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		27.76%					10.69%				9.23%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		27.76%					10.69%	8.57%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		25.88%					9.29%				8.22%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		25.88%					9.29%	6.42%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		25.88%					9.29%				8.22%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		27.76%					10.69%				9.23%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		27.76%					10.69%	8.57%
Russell 1000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		27.76%					10.69%				9.23%
Bloomberg U.S. Government: Intermediate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Government: Intermediate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Government: Intermediate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Government: Intermediate Index
Bloomberg U.S. Long Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Bloomberg U.S. Long Corporate Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Long Corporate Index
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		29.01%					10.33%		10.01%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		29.01%					10.33%				8.93%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		29.01%					10.33%				8.93%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		29.01%					10.33%	8.04%
Russell Midcap Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell Midcap<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		29.01%					10.33%				8.93%
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg U.S. Mortgage Backed Securities Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Mortgage Backed Securities Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Bloomberg B3000 Sector Returns REIT (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Average Annual Return, Percent		34.76%					5.12%		7.91%
Bloomberg B3000 Sector Returns REIT (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Average Annual Return, Percent		34.76%				5.17%
Bloomberg B3000 Sector Returns REIT (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 REIT Index
Average Annual Return, Percent		34.76%					5.12%				8.12%
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
ICE BofA U.S. Corporate & Government, 1-3 Yrs
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA U.S. Corporate & Government, 1-3 Years Index
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		25.88%					9.29%		9.02%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		25.88%				9.37%
Russell 2000 Value Total Return
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent		25.88%					9.29%				8.22%
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg US 3000 (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 3000 Index
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%	1.67%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
ICE BofA 2-17 Year US Municipal Securities Index (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		ICE BofA 2-17 Year US Municipal Securities Index
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		26.59%					11.52%				9.76%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		26.59%					11.52%				9.76%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%	12.56%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		26.59%					11.52%	8.82%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		26.77%					12.49%				9.07%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%	12.56%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		26.77%					12.49%	7.73%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		26.77%					12.49%				9.07%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		26.59%					11.52%				9.76%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%	12.56%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		26.59%					11.52%	8.82%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 1000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 1000 Value Index
Average Annual Return, Percent		26.59%					11.52%				9.76%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%		(0.76%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%		13.96%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%		13.96%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Average Annual Return, Percent		30.22%					11.70%		11.27%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Average Annual Return, Percent		30.22%					11.70%				10.13%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Average Annual Return, Percent		30.22%					11.70%				10.13%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%	12.56%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Average Annual Return, Percent		30.22%					11.70%	8.85%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US BMID Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US Mid Cap Value Index
Average Annual Return, Percent		30.22%					11.70%				10.13%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%		13.96%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%		13.96%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%					15.98%		14.55%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%				14.32%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%				15.06%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
S&P 500 Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent		36.35%					15.98%				13.38%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%			(1.36%)
Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent		11.57%					0.33%				1.84%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%		13.96%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%		13.96%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		26.77%					12.49%		10.00%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%				14.32%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		26.77%				12.74%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg US 2000 Value (USD) TR
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg US 2000 Value Index
Average Annual Return, Percent		26.77%					12.49%				9.07%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%	12.56%
Russell 3000® Total Return Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Total Return Index
Average Annual Return, Percent		35.19%					15.26%				12.83%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%
Bloomberg Municipal Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Average Annual Return, Percent		10.37%					1.39%				2.52%